Putnam Investments
One Post Office Square
Boston, MA 02109

September 5, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Reg. No. 333-515) (811-07513) (the “Trust”), on behalf of Putnam Asia Pacific
Equity Fund, Putnam Capital Spectrum Fund, Putnam Equity Spectrum Fund and Putnam Multi-Cap Core
Fund series, (the “Funds”) Post-Effective Amendment No.148, to the Trust’s Registration Statement on
Form N-1A (the “Amendment”).

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.148 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 28, 2012.

Comments or questions concerning this certificate may be directed to Jesse D. Ritter at 1-800-225-2465, ext. 17006.

Very truly yours,

Putnam Asia Pacific Equity Fund
Putnam Capital Spectrum Fund
Putnam Equity Spectrum Fund
Putnam Multi-Cap Core Fund

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

cc:	James Thomas, Esq.